SEGMENT INFORMATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Segment Reporting [Abstract]
Segment Information

	Three Months Ended March 31,
	2016	2015
Sales:	($ in millions)
Chlor Alkali Products and Vinyls	$704.3	$339.3
Epoxy	460.2	—
Winchester	183.7	178.7
Total sales	$1,348.2	$518.0
Income (loss) before taxes:
Chlor Alkali Products and Vinyls	$68.1	$24.1
Epoxy	8.2	—
Winchester	28.7	29.8
Corporate/other:
Pension income	12.2	7.1
Environmental expense	(2.7)	(0.7)
Other corporate and unallocated costs	(29.6)	(22.1)
Restructuring charges	(92.8)	(1.2)
Acquisition-related costs	(10.2)	(10.4)
Other operating income (expense)	10.9	(0.2)
Interest expense	(48.5)	(7.1)
Interest income	0.3	0.3
Income (loss) before taxes	$(55.4)	$19.6

	Years ended December 31,
	2015	2014	2013
Sales:	($ in millions)
Chlor Alkali Products and Vinyls	$1,713.4	$1,502.8	$1,737.4
Epoxy	429.6	—	—
Winchester	711.4	738.4	777.6
Total sales	$2,854.4	$2,241.2	$2,515.0
Income (loss) from continuing operations before taxes:
Chlor Alkali Products and Vinyls	$115.5	$130.1	$213.5
Epoxy	(7.5)	—	—
Winchester	115.6	127.3	143.2
Corporate/Other	(40.8)	(33.9)	(62.6)
Restructuring charges	(2.7)	(15.7)	(5.5)
Acquisition-related costs	(123.4)	(4.2)	—
Other operating income	45.7	1.5	0.7
Interest expense	(97.0)	(43.8)	(38.6)
Interest income	1.1	1.3	0.6
Other income (expense)	0.2	0.1	(1.3)
Income from continuing operations before taxes	$6.7	$162.7	$250.0
Earnings of non-consolidated affiliates:
Chlor Alkali Products and Vinyls	$1.7	$1.7	$2.8
Depreciation and amortization expense:
Chlor Alkali Products and Vinyls	$186.1	$119.4	$117.5
Epoxy	20.9	—	—
Winchester	17.4	16.3	14.9
Corporate/Other	4.5	3.4	2.9
Total depreciation and amortization expense	$228.9	$139.1	$135.3
Capital spending:
Chlor Alkali Products and Vinyls	$94.5	$49.6	$68.0
Epoxy	7.7	—	—
Winchester	25.6	21.4	21.2
Corporate/Other	3.1	0.8	1.6
Total capital spending	$130.9	$71.8	$90.8

	December 31,
	2015	2014
Assets:	($ in millions)
Chlor Alkali Products and Vinyls	$6,690.7	$1,939.0
Epoxy	1,591.2	—
Winchester	411.9	361.0
Corporate/Other	595.1	389.2
Total assets	$9,288.9	$2,689.2

Investments—affiliated companies (at equity):
Chlor Alkali Products and Vinyls	$25.0	$23.3

Segment geographic data

	Years ended December 31,
Geographic Data	2015	2014	2013
Sales:	($ in millions)
United States	$2,208.5	$2,051.4	$2,316.2
Foreign	645.9	189.8	198.8
Total sales	$2,854.4	$2,241.2	$2,515.0

	December 31,
	2015	2014
Long-lived assets:	($ in millions)
United States	$3,561.7	$889.6
Foreign	391.7	41.4
Total long-lived assets	$3,953.4	$931.0